Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues		$ 45	$ 142	$ 57
Expenses:
Cost of materials		(10)	(10)	(9)
Research and development, net (Note 4a)		(2,271)	(1,411)	(743)
Sales and marketing expenses, net (Note 4b)		(1,370)	(665)	(287)
General and administrative expenses		(1,948)	(628)	(174)
Initial public offering expenses		(904)	(97)
OPERATING LOSS		(6,458)	(2,669)	(1,156)
FINANCING INCOME (EXPENSES), net		(38)	55	(102)
COMPREHENSIVE AND NET LOSS		$ (6,496)	$ (2,614)	$ (1,258)
Net loss per ordinary shares, basic (in Dollars per share)		$ (0.53)	$ (0.27)	$ (0.19)
Weighted average number of ordinary shares outstanding basic (in Shares)	[1]	12,277,224	9,709,590	6,459,910

[1]	In April 2021, the Company completed a 1:1 conversion of all of its issued and outstanding ordinary A shares into ordinary shares, NIS 0.01 par value, which was applied retroactively for the calculation of the basic and diluted loss per share.